Fair Value Measurements	3 Months Ended
Mar. 31, 2012
Fair Value Measurements

3. Fair Value Measurements

We present fair value measurements and disclosures applicable to both our financial and nonfinancial assets and liabilities that are measured and reported on a fair value basis. Fair value is an exit price representing the expected amount we would receive to sell an asset or pay to transfer a liability in an orderly transaction with market participants at the measurement date. We have followed consistent methods and assumptions to estimate the fair values as more fully described in our Annual Report on Form 10-K for the year ended December 31, 2011.

Our financial instruments that are subject to fair value disclosure consist of cash and cash equivalents, accounts receivable, accounts payable, derivatives and long-term debt. At March 31, 2012, the carrying values of all of these financial instruments, except the long-term debt with fixed interest rates, approximated fair value. The fair value of floating-rate debt approximates the carrying amount because the interest rates paid are based on short-term maturities. The fair value of our fixed-rate long-term debt is estimated based on the published market prices for the same or similar issues (a Level 1 category fair value measurement). As of March 31, 2012, the fair value of our fixed-rate debt was $304.5 million.

Recurring Fair Value Measurements

The following table summarizes the assets and liabilities measured at fair value on a recurring basis and include our derivative financial instruments by categories for the periods presented:

		Fair Value Measurements at March 31, 2012, Using
Description	Fair Value Measurements at March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,211)	$—	$(1,211)	$—
Commodity derivative liabilities—current	(12,288)	—	(12,288)	—

Total	$(13,499)	$—	$(13,499)	$—

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities—current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

We used the following methods and assumptions to estimate the fair values:

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Commodity derivatives instruments: We utilize collars and swap derivative contracts to hedge against the variability in the fractionation, or frac, spread. We determine the fair values of our commodity derivative agreements based on discounted cash flows based on quoted forward prices for the respective commodities. Each is a level 2 input. We use the income approach, using valuation techniques that convert future cash flows to a single discounted value.

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Interest rate swaps: We have entered into the interest rate swaps (“Interest Rate Swaps”) to establish fixed rates on a portion of the outstanding borrowings under our revolving credit facility (the “Revolver”). We use an income approach using valuation techniques that connect future cash flows to a single discounted value. We estimate the fair value of the swaps based on published interest rate yield curves as of the date of the estimate. Each of these is a level 2 input.

Nonrecurring Fair Value Measurements

In connection with our review of tangible and related intangible assets, if there is an indication of impairment and the estimated undiscounted cash flows do not exceed the carrying value of the tangible and intangible assets, then these assets are written down to their fair value. During the first quarter of 2012, the North Texas Gathering System in our Midcontinent Midstream segment was reviewed for impairment and found to be impaired. The factors used to determine fair value for purposes of impairment testing include, but are not limited to, estimates of proved and probable reserves, future commodity prices, the timing of future production and capital expenditures and a discount rate commensurate with the risk reflective of the lives remaining for the respective gas gathering assets. Because these significant fair value inputs are typically not observable, we have categorized the amounts as level 3 inputs. The assets of the North Texas Gathering System were written down to their fair value of $5.7 million.